Summary of Significant Accounting Policies - Revenue Recognition (Details)	9 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($)
Revenue Recognition
Number of general pricing models | item	2
Sales rebates | $	$ 48,491,685	$ 0